FAIR VALUE OF ASSETS AND LIABILITIES (Details 5) - COP ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of assets and liabilities [Line Items]
Investments in associates	[1]	$ 1,710,969	$ 1,327,610
Compania de Financiemiento TUYA S.A. [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair value of investments in associates for which there are quoted market prices		561,285	225,548
Level 1 of fair value hierarchy [member]
Disclosure of fair value of assets and liabilities [Line Items]
Investments in associates		0	0
Level 1 of fair value hierarchy [member] | Compania de Financiemiento TUYA S.A. [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair value of investments in associates for which there are quoted market prices		0	0
Level 2 of fair value hierarchy [member]
Disclosure of fair value of assets and liabilities [Line Items]
Investments in associates		0	0
Level 2 of fair value hierarchy [member] | Compania de Financiemiento TUYA S.A. [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair value of investments in associates for which there are quoted market prices		0	0
Level 3 of fair value hierarchy [member]
Disclosure of fair value of assets and liabilities [Line Items]
Investments in associates		561,285	225,548
Level 3 of fair value hierarchy [member] | Compania de Financiemiento TUYA S.A. [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair value of investments in associates for which there are quoted market prices		$ 561,285	$ 225,548

[1]	As of December 31, 2018 and 2017, the amount includes investments in associates at fair value for COP 1,119,973 and COP 757,886, respectively and investments in associates accounted for by the equity method for COP 590,996 and COP 569,724 respectively. See note 29 Fair value of assets and liabilities.